3. STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Stock-based compensation costs	$ 60,901	$ 100,323	$ 241,388	$ 125,675
Options granted	0
Unrecognized compensation costs related to options vesting			0
Aggregate intrinsic value of "in the money" outstanding	$ 25,140		16,400
Aggregate intrinsic value of "in the money" exercisable	$ 25,140		$ 11,400
Investors [Member]
Common stock sold, shares issued			1,044,776
Proceeds from sale of stock			$ 700,000
Warrants [Member]
Warrants outstanding			3,032,794
Warrant weighted average exercise price			$ 1.03
Warrants [Member] | June 2008 [Member]
Warrant weighted average exercise price			$ 0.98
Warrants authorized for issuance			517,222
Warrants [Member] | September 2012 [Member]
Warrant weighted average exercise price			$ 1.06
Warrants authorized for issuance			2,293,013
Warrants [Member] | September 2012-2 [Member]
Warrant weighted average exercise price			$ 0.83
Warrants authorized for issuance			222,559
2011 Plan [Member]
Shares authorized for issuance under the plan			1,825,000
Stock options outstanding			1,001,602
Shares available for future grants			823,398
2006 Plan [Member]
Shares authorized for issuance under the plan			139,898
Stock options outstanding			134,398
Shares available for future grants			0
1997 Plan [Member]
Shares available for future grants			0
Stock Options [Member]
Options granted			160,000	714,000
Stock options outstanding	1,136,000		1,136,000	1,079,079	409,087
Selling, General and Administrative Expenses [Member]
Stock-based compensation costs	$ 42,915	36,257	$ 123,370	$ 107,300
Cost of Goods Sold [Member]
Stock-based compensation costs	8,669	34,675	60,680	0
Research and Development Expenses [Member]
Stock-based compensation costs	$ 9,317	$ 29,391	$ 57,338	$ 18,375